Acquisitions and divestments (Tables)	12 Months Ended
Dec. 31, 2018
Acquisitions and divestments [Abstract]
Acquisitions and divestments (Tables), Opening Balance sheet [Text Block]

EPD

Opening Balance sheet

in millions of EUR

2018

2018
at acquisition date
Goodwill	262
Intangible assets excluding goodwill	227
Cash	2
Accounts payable and other payables	(2)
Provision for contingent consideration	(239)
Total assets and liabilities	250
Financed by equity	(250)

Acquisitions and divestments (Tables), Opening Balance sheet as of acquisition date [Text Block]

Spectranetics

Opening Balance sheet as of acquisition date

in millions of EUR

Goodwill	1,266
Intangible assets excluding goodwill	670
Property, plant and equipment	64
Deferred tax assets	136
Inventories	35
Receivables and other current assets	42
Cash	53
Accounts payable and other payables	(53)
Deferred tax liabilities	(253)
Total assets and liabilities	1,960
Financed by equity	(1,960)